SUPPLEMENT DATED NOVEMBER 1, 2000
                                      TO
                                 iSHARES, INC.
                                   PROSPECTUS
                            DATED DECEMBER 30, 1999
                       (AS REVISED SEPTEMBER 15, 2000)

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus of iShares, Inc. dated December 30, 1999 (as revised September15, 2000).

o On page 1 under "Investment Objective", the second sentence is replaced by the following:

        "The performance of these markets is measured by stock indices compiled by Morgan Stanley Capital International Inc. ("MSCI") and calculated for "Developed Markets" (as determined by MSCI) based on the reinvestment of net dividends and for "Emerging Markets" (as determined by MSCI) based on the reinvestment of gross dividends. Currently, MSCI has determined that the following countries are Emerging Markets: Brazil, Malaysia, Mexico, South Africa, South Korea and Taiwan."

o On page 33 under "The following factors may adversely affect tracking of an Index Fund to that of its benchmark MSCI Index", the following is inserted before the penultimate bullet point:

        "o the indices for countries that MSCI identifies as "Emerging Markets" are calculated based on the reinvestment of gross dividends (that is, dividends before reduction for taxes withheld at source), whereas the securities held by the Index Funds for Emerging Markets countries may be subject to withholding taxes;"



                      SUPPLEMENT DATED NOVEMBER 1, 2000
                                     TO
                               iSHARES, INC.
                     STATEMENT OF ADDITIONAL INFORMATION
              DATED DECEMBER 30, 1999 (AS REVISED MAY 22, 2000)

The information in this Supplement updates the information in, and should be read in conjunction with, the Statement of Additional Information of iShares, Inc., dated December 30, 1999 (as revised May 22, 2000).

O ON PAGE 36 UNDER "CALCULATION METHODOLOGY", THE FIFTH SENTENCE IS REPLACED BY THE FOLLOWING:

        "Except for the iShares MSCI Brazil (Free), Malaysia (Free), Mexico
        (Free), South Africa, South Korea and Taiwan Index Funds, where the corresponding MSCI Index of each is calculated with gross dividends reinvested, the Company's Index Funds utilize MSCI Indices calculated with net dividends reinvested."

o   IN THE FIFTH PARAGRAPH ON PAGE 38, THE SECOND SENTENCE IS REPLACED BY THE
    FOLLOWING:

        "Except for the iShares MSCI Brazil (Free), Malaysia (Free), Mexico
        (Free), South Africa, South Korea and Taiwan Index Funds, where the corresponding MSCI Index of each is calculated with gross dividends reinvested, the Company's Index Funds utilize MSCI Indices calculated with net dividends reinvested."

CHANGE IN CREATION UNIT SIZE AND CLASSIFICATION OF THE ISHARES MSCI EMU INDEX
FUND

     A Creation Unit of the iShares MSCI EMU Index Fund consists of 50,000 iShares, with a par value per Creation Unit of $385,926. The Fund commenced operations on July 28, 2000, and trades on the American Stock Exchange, under the ticker symbol "EZU".

The initial shareholder of the iShares MSCI EMU Index Fund approved a proposal on July 27, 2000 to change that fund from "diversified" to "non-diversified". Such change became effective immediately. As a consequence, the iShares EMU Index Fund is now subject to the non-diversification risks described under "Investment Strategies and Risks".

CHANGE FROM DIVERSIFIED TO NON-DIVERSIFIED STATUS OF THE ISHARES MSCI CANADA INDEX FUND

     The shareholders of the MSCI Canada Index Fund approved a proposal on June 27, 2000 to change that fund from "diversified" to "non-diversified". Such change became effective immediately. As a consequence, the iShares of the MSCI Canada Index Fund are now subject to the non-diversification risks described under "Investment Strategies and Risks".

COMMENCEMENT OF SALES TO THE PUBLIC OF THE ISHARES MSCI SOUTH AFRICA AND USA INDEX FUNDS

     Dates for the commencement of sales to the public of the iShares MSCI South Africa and USA Index Funds have yet to be determined.